Trading revenues (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Trading revenues
Trading revenues	SFr 498	SFr 1,390	SFr 197	SFr 1,888	SFr 835
Interest rate products
Trading revenues
Trading revenues	1,569	2,594	2,969	4,163	4,219
Foreign exchange products
Trading revenues
Trading revenues	340	(853)	(1,337)	(513)	(2,351)
Equity/index-related products
Trading revenues
Trading revenues	(1,126)	(159)	(680)	(1,285)	(504)
Credit products
Trading revenues
Trading revenues	(111)	(349)	(850)	(460)	(810)
Commodity, emission and energy products
Trading revenues
Trading revenues	28	(10)	(17)	18	46
Other products
Trading revenues
Trading revenues	(202)	SFr 167	112	(35)	235
Bank
Trading revenues
Trading revenues	SFr 492		SFr 78	SFr 1,898	SFr 747